WARRANTS AND OTHER DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Details Narrative)					1 Months Ended						2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	May 14, 2024 USD ($) $ / shares shares	May 13, 2024 USD ($)	Mar. 14, 2023 USD ($) Item shares	Feb. 10, 2022 USD ($)	Aug. 08, 2024 shares	Jun. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Feb. 28, 2023 shares	Nov. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) Integer $ / shares shares	Jun. 30, 2024 USD ($) Integer $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Jun. 30, 2024 USD ($) Integer $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) Integer $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Jun. 15, 2023 $ / shares	Nov. 15, 2022 USD ($)
Warrants exercise price | $ / shares										$ 0.4379							$ 0.4379	$ 0.4379
Warrants exercise price, after reverse stock splits | $ / shares										$ 9,853							$ 9,853	$ 9,853
Proceeds from issuance of shares and warrants | $										$ 35,000,000
Number of shares issued					24,082,192						1,022,500
Fair value of common stock warrants | $											$ 25,778,961	$ 25,778,961			$ 25,778,961
Exercised on a cash-less basis										0
Derivative Liabilities, Initial Recognition of Liability | $															4,261,718	$ 504,373,115
Debt premium | $															8,366,613	442,091	662,047	$ 19,595,915
Deemed dividend on preferred stock | $												$ 8,627,095	$ 13,125		$ 8,670,441	$ (7,387,811)	$ (7,360,397)	$ 40,516,440
Silverback Capital Corporation Scc [Member]
Warrants to acquire shares of common stock											1,307,172	1,307,172			1,307,172
Settlement, Overdue Liabilities | $		$ 4,600,000
Extinguishment of Accounts Payable With Recognition of Derivatives | $		4,600,000
Derivative Liability | $		7,000,000.0									$ 3,100,000	$ 3,100,000			$ 3,100,000
Derivative Liabilities, Initial Recognition of Liability | $		$ 2,300,000
Lowest Daily Volume Weighted Average Price, Difference to Conversion Price (in dollars per share) | $ / shares											$ 0.1	$ 0.1			$ 0.1
Common Stock, Shares Potentially Liable To Issue Incremental (in shares)											57,800	57,800			57,800
SharePrice | $ / shares											$ 2.50	$ 2.50			$ 2.50
Revaluation Prior To Conversion Of Underlying Instrument [Member] | Measurement Input, Expected Dividend Rate [Member]
Embedded derivative, measurement input											0	0			0		0
Revaluation Prior To Conversion Of Underlying Instrument [Member] | Measurement Input, Option Volatility [Member] | Minimum [Member]
Embedded derivative, measurement input											198	198			198		198
Revaluation Prior To Conversion Of Underlying Instrument [Member] | Measurement Input, Option Volatility [Member] | Maximum [Member]
Embedded derivative, measurement input											(222)	(222)			(222)		222
Revaluation Prior To Conversion Of Underlying Instrument [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Embedded derivative, measurement input | Integer											4.03	4.03			4.03		4.03
Revaluation Prior To Conversion Of Underlying Instrument [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Embedded derivative, measurement input | Integer											4.07	4.07			4.07		4.07
Scenario 2 [Member] | Silverback Capital Corporation Scc [Member]
Lowest Daily Volume Weighted Average Price, Difference to Conversion Price (in dollars per share) | $ / shares											$ 0.1	$ 0.1			$ 0.1
Common Stock, Shares Potentially Liable To Issue Incremental (in shares)											53,100	53,100			53,100
Securities Purchase Agreement [Member]
Warrants exercise price | $ / shares						$ 0.432					$ 0.432	$ 0.432	$ 0.432		$ 0.432	$ 0.432
Warrants exercise price, after reverse stock splits | $ / shares						$ 388.8					388.8	388.8	388.8		388.8	388.8
Proceeds from issuance of shares and warrants | $						$ 45,000,000
Warrants issued						214,120
Securities Purchase Agreement [Member] | Scenario One [Member]
Warrants exercise price | $ / shares						$ 0.52					0.52	0.52	0.52		0.52	0.52
Warrants exercise price, after reverse stock splits | $ / shares						$ 468					468	468	468		468	468
Proceeds from issuance of shares and warrants | $						$ 7,000,000
Securities Purchase Agreement [Member] | Scenario Two [Member]
Warrants exercise price | $ / shares						$ 0.1601					0.1601	0.1601	0.1601		0.1601	0.1601
Warrants exercise price, after reverse stock splits | $ / shares						$ 144.09					$ 144.09	$ 144.09	$ 144.09		$ 144.09	$ 144.09
Proceeds from issuance of shares and warrants | $																$ 100,000,000
Number of shares issued																183,731
Warrants issued						761,079
Warrants exercisable																508,159
Warrants to acquire shares of common stock						1					1	1	1		1	1
Securities Purchase Agreement [Member] | Scenario Two [Member] | One Investor [Member]
Warrants exercise price | $ / shares						$ 0.1696					$ 0.1696	$ 0.1696	$ 0.1696		$ 0.1696	$ 0.1696
Warrants exercise price, after reverse stock splits | $ / shares						$ 152.64					$ 152.64	$ 152.64	$ 152.64		$ 152.64	$ 152.64
Securities Purchase Agreement [Member] | Scenario Three [Member]
Proceeds from issuance of shares and warrants | $																$ 254,962,776
Fair value of common stock warrants | $																	$ 64,739,175
Warrants term																	5 years
Securities Purchase Agreement [Member] | Common Stock [Member]
Number of shares issued						60,778
Securities Purchase Agreement [Member] | Common Stock [Member] | Scenario One [Member]
Number of shares issued						14,957
Warrants issued						27,671
Securities Purchase Agreement [Member] | Common Stock [Member] | Scenario Three [Member]
Warrants to acquire shares of common stock																	1,438,009
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Warrants exercisable						54,962
Warrants to purchase to common stock						1					1	1	1		1	1
Securities Purchase Agreement [Member] | Series D Preferred Stock [Member] | Common Stock [Member]
Conversion of stock, shares issued							37,000
Convertible Notes Payable [Member]
Proceeds from issuance of notes payable | $									$ 150,000,000
Principal amount | $																					$ 150,000,000
Preferred C Warrants 2021 [Member]
Warrants exercise price | $ / shares										$ 8.834							$ 8.834	$ 8.834
Warrants exercise price, after reverse stock splits | $ / shares										$ 198,765							198,765	$ 198,765
Preferred C Warrants 2022 [Member]
Warrants														132
Exercised on a cash-less basis																		1,864
Warrants to acquire shares of common stock										23,698								23,698
Initial expense upon issuance of warrants | $																		$ 429,883,573
Debt premium | $																		137,090,205
Amortization of financing costs | $																		292,793,368
Deemed dividend on preferred stock | $				$ 32,735,345
Preferred D Warrants 2022 [Member]
Warrants exercise price | $ / shares																	1.27		$ 1.27
Warrants exercise price, after reverse stock splits | $ / shares																	$ 28,575		$ 28,575
Percentage of warrants exercisable for common stock															185.00%	110.00%	185.00%
Investment right amount | $						$ 100,000,000					$ 100,000,000	$ 100,000,000	$ 100,000,000		$ 100,000,000	$ 100,000,000
Number of shares issued										79,926,925
Warrants issued										263
Fair value of common stock warrants | $										$ 55,398,551							$ 55,398,551	$ 55,398,551
Exercised on a cash-less basis														10,182
Warrants term																	5 years
Preferred D Warrants 2022 [Member] | Securities Purchase Agreement [Member]
Fair value of common stock warrants | $							$ 73,260,454
Exercised on a cash-less basis																147,672
Preferred D Warrants 2022 [Member] | Securities Purchase Agreement [Member] | Scenario Three [Member]
Exercised on a cash-less basis																	2,194,413
Exercisable on a cash-less basis																	382,436
Preferred D Warrants 2022 [Member] | Convertible Notes Payable [Member]
Warrants issued								43,616
Exercised on a cash-less basis																93,664
Preferred D Warrants [Member] | Securities Purchase Agreement [Member]
Warrants exercise price | $ / shares							$ 0.1
Warrants exercise price, after reverse stock splits | $ / shares							$ 2,250
Proceeds from issuance of shares and warrants | $							$ 45,000,000
Number of shares issued							273,363,635
Senior Secured Convertible Notes Warrants [Member]
Warrants											4,793,402	4,793,402			4,793,402
Fair value of common stock warrants | $	$ 25,900,000										$ 25,800,000	$ 25,800,000			$ 25,800,000
Warrants to acquire shares of common stock	4,793,402										10,741,234	10,741,234			10,741,234
Principal amount | $	$ 13,200,000
Proceeds from financing | $	$ 12,500,000
Debt instrument discount percent	5.00%
Derivative Liability | $	$ 500,000
Lowest Daily Volume Weighted Average Price, Difference to Conversion Price (in dollars per share) | $ / shares											$ 0.1	$ 0.1			$ 0.1
Common Stock, Shares Potentially Liable To Issue Incremental (in shares)											469,000	469,000			469,000
SharePrice | $ / shares	$ 3.61
Warrants term	5 days
Senior Secured Convertible Notes Warrants [Member] | Maximum [Member]
Lowest Daily Volume Weighted Average Price, Difference to Conversion Price (in dollars per share) | $ / shares											$ 0.1	$ 0.1			$ 0.1
Qiantu Warrants [Member]
Warrants exercise price | $ / shares																				$ 234
Fair value of warrants | $			$ 6,814,000														$ 124,133
Number of intellectual property agreement | Item			2
Period to use the license under intellectual property agreement			5 years
Market price of the Company's common shares			110.00%
Qiantu Warrants [Member] | Maximum [Member]
Warrants to acquire shares of common stock			3,334
Prefunded Warrants [Member] | Securities Purchase Agreement [Member] | Scenario Three [Member]
Exercised on a cash-less basis																	0